Government grants - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021
Canadian emergency wage subsidy program [Member]
Government Grants [Line Items]
Proceeds from government grant		$ 0.5
Canadian emergency rent subsidy program [Member]
Government Grants [Line Items]
Proceeds from government grant		0.5
Accounts receivable [Member] | Canadian emergency wage subsidy program [Member]
Government Grants [Line Items]
Government grant receivable	$ 0.0	0.0
Accounts receivable [Member] | Canadian emergency rent subsidy program [Member]
Government Grants [Line Items]
Government grant receivable	0.0	0.0
Selling general and administrative expenses [Member] | Canadian emergency wage subsidy program [Member]
Government Grants [Line Items]
Government grant recognized	0.0	0.5	$ 1.4
Selling general and administrative expenses [Member] | Canadian emergency rent subsidy program [Member]
Government Grants [Line Items]
Government grant recognized	$ 0.0	$ 0.5	$ 0.5